Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Services fee income from related parties	$ 1,432,713	$ 63,159
Freight charges and other handling charges charged by related parties	219,713	499,718
Other income – management fee income from related parties		7,784
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Services fee income from related parties	1,432,713	63,159
Freight charges and other handling charges charged by related parties	219,713	499,718
Other income – management fee income from related parties		$ 7,784